6. Accounts Receivable (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sale Leaseback Transaction [Line Items]
Gross receivables	$ 73,843	$ 66,175
Allowance for doubtful accounts	28,527	20,566	$ 36,553	$ 766
EPC Service [Member]
Sale Leaseback Transaction [Line Items]
Gross receivables	52,664	36,480
Allowance for doubtful accounts	26,958	18,487
EPC Service [Member] | Zhongwei Hanky Wiye Solar [Member]
Sale Leaseback Transaction [Line Items]
Gross receivables	17,309	34,049
EPC Service [Member] | Mongolia Zhaojing Photvoltaic [Member]
Sale Leaseback Transaction [Line Items]
Gross receivables	15,487
Allowance for doubtful accounts	7,802
Other Revenue [Member]
Sale Leaseback Transaction [Line Items]
Gross receivables	21,179	29,695
Allowance for doubtful accounts	$ 1,569	$ 2,079